Stockholders' Equity (Details 3) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value for options granted during the year	$ 1.01	$ 0.88
Vested options in-the-money at March 31, 2017	175,000	175,000
Aggregate intrinsic value of options exercised during the year	$ 0	$ 0